Stock Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding, beginning balance	679,769	475,270
Granted	523,112	204,499
Exercised
Forfeited	(111,757)
Outstanding, ending balance	1,091,124	679,769
Exercise Price
Granted	$ 0.50
Exercised
Forfeited	$ 0.75
Minimum [Member]
Exercise Price
Outstanding, beginning balance		$ 0.91
Granted		$ 0.91
Outstanding, ending balance	$ 0.50	$ 0.91
Maximum [Member]
Exercise Price
Outstanding, beginning balance		$ 1.01
Granted		$ 3.00
Outstanding, ending balance	$ 0.75	$ 3.00